Submission	Aug. 06, 2025
Submission [Line Items]
Central Index Key	0002051985
Registrant Name	Iron Horse Acquisitions Corp. II
Registration File Number	333-284331
Form Type	S-1
Submission Type	S-1/A
Fee Exhibit Type	EX-FILING FEES